                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31 1999

Check here if Amendment [X]; Amendment Number: 1

This Amendment: [X] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Roger E. King
Address:   1980 Post Oak Boulevard
           Suite 2400
           Houston, TX 77056-3898


Form 13F File Number: 28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Pam Holm
Title:       Compliance Assistance
Phone:       713-961-0462

Signature Place and Date of Signing:

/s/ Pam Holm                            Houston, TX                   2/17/00
------------------------------          --------------------          ---------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        94

Form 13F Information Table Value Total:   8777910

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5   COLUMN 6   COLUMN 7            COLUMN 8\
---------------------------- -------- --------- -------- ------------ -------- ------------ -------------------------
                        TITLE of CUSIP      VALUE    SHARES/ SH/  VOTING AUTHORITY
        NAME OF ISSUER   CLASS   NUMBER    (x1000)  PRIN AMT PRN  SOLE   SHARED    NONE
----------------------- -------- --------- -------- -------- ---  ------ ------- -------- -------- ---
Abbott Laboratories       Com    002824100     961     26200   X    26200    0         0
Ackerley Group            Com    004527107     613     37170   X    28482    0      8688
Ace Limited               Com    G0070K103     645     39847   X    24730    0     15117
Adelphia Communications   CL A   006848105   33474    515474   X   465262    0     50212
AllTel Corp               Com    020039103     387      4694   X     4694    0         0
Amerisource               Com    03071P102    1001     65900   X    42234    0     23666
Allstate Corp.            Com    020002101     548     22818   X    22818    0         0
American Express          Com    025816109     249      1500   X     1500    0         0
American Intl Group       Com    026874107     673      6210   X     6210    0         0
Astoria Financial Corp.   Com    046265104   14499    468681   X   418893    0     49788
AT&T Corp.                Com    001957109    4665     92727   X    92727    0         0
AT&T New Liberty          Com    001957208    4394     78200   X    78200    0         0
Automatic Data Processing Com    053015103    2968     54263   X    54263    0         0
Barra                     Com    068313105     333     10570   X     6982    0      3588
Beckman Coulter Inc       Com    075811109   20671    410334   X   386329    0     24005
Block H & R Inc.          Com    093671105    4262     97135   X    75501    0     21634
BMC Software Inc.         Com    097923105   21446    269760   X   244300    0     25460
Boeing Company            Com    097923105    3347     81139   X    81139    0         0
Boston Scientific         Com    101137107    3346    149561   X   125129    0     24432
Broadwing                 Com    111620100   67270   1821188   X  1683995    0    137193
Boise Cascade Corp.       Com    097383103     617     15525   X    15525    0         0
Cabletron Systems Inc.    Com    126920107    4682    180075   X   161325    0     18750
Cablevision Systems       Com    12686C109   29407    402485   X   370676    0     31809
Cadence Design            Com    127387108    2058     90210   X    85466    0      4744
Catellus Development      Com    149111106     943     71535   X    43721    0     27814
CBS Corporation           Com    126920107    3956     63555   X    44813    0     18742
Cendant Corporation       Com    151313103    2780     59860   X    59860    0         0
Charter One               Com    160903100    1114     57853   X    57853    0         0
Centurytel Inc            Com    156686107    3901     84125   X    84125    0         0
Chevron Corp.             Com    166751107    4055     47425   X    47425    0         0
Citizens Utilities Co     CL B   177342201   11890    845530   X   708788    0    136743
Clearnet Communications   CL A   184902104   28791    884171   X   810007    0     74164
Convergent Communicatons  Com    211914403    3139    200065   X   163690    0     36375
CSG Corporation           Com    126349109    1711     42785   X    37251    0      5534
Diebold Inc.              Com    253651103   18279    790430   X   725859    0     64572
Dime Bancorp Inc (New)    Com    25429Q102    1019     67120   X    49887    0     17233
Disney Walt               Com    254687106    2595     89090   X    89090    0         0
Dow Chemical Co.          Com    260543103    1318     10045   X    10045    0         0
Dura Pharmacaceuticals    Com    266325109   30117   2132173   X  1907191    0    224982
Electric Lightwave        Com    284895109    1030     54185   X    33911    0     20274
Elan Corp PLC             Com    284131208    4848    169360   X   166248    0      3112
First Data Corp.          Com    319963104    2992     59700   X    59700    0         0
GATX                      Com    361448103    2024     60745   X    58639    0      2106
General Electric Company  Com    369604103    6557     42302   X    41505    0       797
Getty Images Inc          Com    374276103    1686     35590   X    28014    0      7576
Global Crossing Ltd       Com    G3921A100   49729   1040082   X   957975    0     82107
Great Atl & Pacific Tea   Com    390064103     324     11650   X     6990    0      4660
Greenpoint Financial Corp Com    395384100    1674     71625   X    68035    0      3590
GTE Corp.                 Com    362320103    4943     70238   X    70238    0         0
Harley Davidson Inc.      Com    412822108    4471     72626   X    72626    0         0
Helen of Troy             Com    G4388N106     610     82030   X    82030    0         0
Hewlett-Packard Company   Com    428236103    2188     18985   X    18985    0         0
Honeywell Inc.            Com    438506107    4081     74109   X    74109    0         0
IMS Health                Com    449934108   12186    452385   X   415684    0     36702
Intl Business Machines    Com    459200101    2548     23429   X    23429    0         0
Johnson & Johnson         Com    478160104    3571     38196   X    38196    0         0
Koninklijke Philips Elec. Com    500472204   11406     85479   X    71680    0     13799
Lehman Brothers Holdings  Com    524908100    6074     71565   X    71565    0         0
Liberty Corp              Com    530370105     622     14745   X     9089    0      5656
Local Financial           Com    539553017     555     54115   X    43037    0     11078
Manpower Inc.             Com    56418H100     597     15570   X    15570    0         0
Mediaone Group Inc.       Com    912889201    5709     74688   X    74519    0       169
MGIC Investment Corp      Com    552848103    1600     26755   X    26755    0         0
Minnesota Mining & Mfg Co Com    604059105     239      2480   X     2480    0         0
Motorola Inc.             Com    65332V103     494      3350   X     3350    0         0
Mylan Labs                Com    628530107     515     20970   X    20970    0         0
Nextel Communications Inc Com    65332V103   55653    541968   X   513832    0     28136
Omnipoint Corp.           Com    68212D102   62904    546398   X   488449    0     57949
Paxson Communications     Com    704231109    3066    266570   X   234398    0     32172
Peoples Heritage Fin'l    Com    711147108    1272     85180   X    72992    0     12188
Perot Systems             Com    714265105     542     28090   X    21617    0      6473
Policy Management         Com    731108106     471     18295   X    12697    0      5598
Price Communications Corp Com    741437305   19138     89645   X   648555    0     41090
RSL Communications LTD    CL A   G7702V102    4856    298840   X   279829    0     19011
Reader's Digest Assoc.    Com    755267101     217      7380   X     7380    0         0
Reliastar Financial Corp. Com    75952U103   16138    410495   X   372589    0     37906
Rural Cellular Corp.      Com    781904107    3350     37225   X    32135    0      5090
Schlumberger Ltd.         Com    806857108    2494     42820   X    42820    0         0
Smithkline Beecham PlcOrd CL A   832378301    3576     56766   X    56766    0         0
St. Jude Medical Inc.     Com    798049103   30122    987594   X   887383    0    100211
Telephone & Data Systems  Com    879433100   45896    373898   X   338006    0     35892
Texas Instruments Inc.    Com    882508104   10796    108642   X   108642    0         0
Time Warner Inc.          Com    887315109     552      7725   X     7725    0         0
UnitedGlobalCom Inc.      Com    913247508    7963    121105   X    85111    0     35994
US Cellular               Com    911684108    2432     24090   X    21364    0      2726
Viatel Inc                Com    925529208   55717   1055005   X   954096    0    100909
Vodafone Group ADR        Com    92857T107    4290      8530   X    85380    0         0
Voicestream Wireless      Com    928615103    4496     33300   X    33300    0         0
Washington Mutual         Com    939322103   15455    591569   X   548989    0     42580
Watson Pharmaceutical Inc Com    95988E204   20495    573280   X   503976    0     69305
Western Wireless Corp.    Com    95988E204   17853    266470   X   214630    0     51840
Williams Communication    Com    969455104    4587    159540   X   156059    0      3481
Winstar CommunicationsInc Com    975515107    9135    124495   X   117864    0      6632
Young Broadcasting Corp   CL A   987434107     761     15845   X    11097    0      4748